Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Disclosure of reconciliation of effective income tax (loss)

(In thousands of euros, except percentage)	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Loss before tax	(60,740)	(147,740)	(176,242)
Statutory French tax rates	25.00%	25.00%	25.00%
Nominal income tax using statutory French tax rate	15,185	36,935	44,061
Tax effect of:
Tax rates in foreign jurisdictions	—	—	—
Share-based payment	342	(2,045)	(5,056)
CIR	1,119	1,123	1,663
Transaction costs related to capital increase	820	3,073	(112)
Decrease / (increase) in derivatives fair value and other	895	748	(207)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(18,169)	(39,612)	(40,399)
Other	(192)	(222)	49
Effective income tax (loss)	—	—	—

Disclosure of deferred tax assets and liabilities by nature

(In thousands of euros)
DEFERRED TAX ASSETS AND LIABILITIES BY NATURE	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Retirement benefit obligation	152	157	189
Leases	—	135	591
Other financial liabilities	198	351	1,678
Tax losses carryforward	77,207	114,946	152,372
Other items	—	417	886
Deferred tax assets	77,558	116,006	155,715
Subsidies	50	24	12
Leases	—	124	485
Other financial liabilities	1,377	285	1,075
Other items	—	10	12
Deferred tax liabilities	1,427	444	1,584
Deferred tax assets, net	76,130	115,562	154,131
Unrecognized deferred tax assets	(76,130)	(115,562)	(154,131)
Total deferred taxes, net recognized in the statement of financial position	—	—	—